Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000076721_SupplementTextBlock

Pax World Funds Series Trust I

ESG Managers Income Portfolio

Supplement Dated May 30, 2013
to the
Prospectus

Dated May 1, 2013

Effective May 30, 2013, the table titled “Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment” for the ESG Managers Income Portfolio on page 31 is deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Income Portfolio
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.56%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%
Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.31%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.04%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.31%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%

[1]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[2]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser), as a percentage of its average net assets, do not exceed the following applicable rate (the "Cap") on an annualized basis on the Class A, Institutional Class and Class C shares, respectively: 1.14%, 0.89% and 1.89% . This reimbursement arrangement will continue in effect until at least December 31, 2015. If the Adviser reimburses expenses of a Fund pursuant to its Cap arrangement, the Adviser may recoup the amount of such reimbursement from such Fund at any time within three years after the year in which the Adviser incurred the reimbursement expense (the "Recovery Period") if, and only to the extent that, the Fund's annualized ordinary operating expense ratio is below the applicable Cap during the Recovery Period.